Other Assets - Summary of Other Assets (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022
Miscellaneous assets [abstract]
Prepaid expenses	¥ 119,041	¥ 89,783
Accrued income	577,707	353,673
Receivables from brokers, dealers and customers for securities transactions	817,020	1,505,359
Cash collateral provided for derivative and other financial transactions	3,030,136	2,620,665
Retirement benefit assets	562,144	553,118
Security deposits	78,050	83,903
Others	983,104	857,406
Total other assets	¥ 6,167,202	¥ 6,063,907